Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of compute basic and diluted net income per share
The earnings per share presented in the statement of operations is based on the following:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Net (loss) income	$(1,411,072)	$1,494,631	$(2,857,183)	$7,375,172
Accretion of temporary equity to redemption value	8,522,150	(368,774)	7,233,917	(386,945)

Net income including accretion of temporary equity to redemption value	$7,111,078	$1,125,857	$4,376,734	$6,988,227

	For the Three Months Ended June 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net income including accretion of temporary equity	$2,133,323	$4,977,755	$900,686	$225,171
Allocation of accretion of temporary equity to redemption value	(8,522,150)	—	368,774	—

Allocation of net (loss) income	$(6,388,827)	$4,977,755	$1,269,460	$225,171

Denominator:
Weighted-average shares outstanding	2,896,555	6,900,000	27,600,000	6,900,000
Basic and diluted net (loss) income per share	$(2.21)	$0.72	$0.05	$0.03

	For the Six Months Ended June 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income including accretion of temporary equity	$1,925,763	$2,450,971	$5,590,582	$1,397,645
Allocation of accretion of temporary equity to redemption value	(7,233,917)	—	386,945	—

Allocation of net (loss) income	$(5,308,154)	$2,450,971	$5,977,527	$1,397,645

Denominator:
Weighted-average shares outstanding	5,489,734	6,900,000	27,600,000	6,900,000
Basic and diluted net (loss) income per share	$(0.97)	$0.36	$0.22	$0.20

	Year Ended December 31, 2022	For the Period from April 19, 2021 (Inception) through December 31, 2021
Net income	$14,334,250	$9,460,263
Accretion of temporary equity to redemption value	(3,984,431)	(33,092,121)

Net income (loss) including accretion of temporary equity to redemption value	$10,349,819	$(23,631,858)

	Year Ended December 31, 2022		For the Period from April 19, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$8,279,855	$2,069,964	$(18,310,230)	$(5,321,628)
Allocation of accretion of temporary equity to redemption value	3,984,431	—	33,092,121	—

Allocation of net income (loss)	$12,264,286	$2,069,964	$14,781,891	$(5,321,628)

	Year Ended December 31, 2022		For the Period from April 19, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Denominator:
Weighted-average shares outstanding	$27,600,000	$6,900,000	$7,546,875	$6,685,214
Basic and diluted net income (loss) per share	$0.44	$0.30	$1.96	$(0.80)
Net income (loss) per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares forfeited. The Company has not considered the effect of the
27,840,000
ordinary shares
issuable
upon exercise of the Public Warrants and Private Placement Warrants in the calculation of diluted loss per share, since the exercise of such warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.